Note 15 - Finance Income and Finance Cost (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of the components of finance income (cost) [text block]
	2022	2021	2020

Finance income received – Bank	17	14	62

Finance cost – Term loan	–	56	386
Finance cost – Capitalised to property, plant and equipment (note 17)	–	(17)	(53)
Unwinding of rehabilitation provision (note 28)	132	–	2
Finance cost – Leases (note 19)	31	24	15
Finance cost – Overdraft	192	86	17
ZESA interest *	–	226	–
Finance cost – Loan notes payable (note 30)	302	–	–
	657	375	367
Cash – Finance income	17	14	62

Cash – Finance cost	(192)	(388)	(405)
Non-cash – Finance cost	(465)	13	38
	657	375	367